SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of exchange rate

	December 31,
	2024	2025
US$ to S$ Year End	1.3435	1.2962
US$ to S$ Average Rate	1.3367	1.3114

Schedule of estimated useful lives

Category	Estimated useful lives
Investment property	40 years
Right-of-use asset	3 years
Furniture and fittings, office equipment, renovation and computer and software	3 years
Motor vehicle	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - schedule of earnings per share)

	For the years ended December 31,
	2023		2024		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Earnings/(loss) per share, basic and diluted
Numerator:
Allocation of undistributed net earnings/(loss) (in US$’000)	$326	760	(1,150)	(2,379)	(1,641)	(3,394)
Denominator:
Weighted average number of ordinary shares	354,054	825,750	399,283	825,750	399,283	825,750
Earnings/(loss) per share, basic and diluted (in US$)	$0.92	0.92	(2.88)	(2.88)	(4.11)	(4.11)